Income and expenses - Current income taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income and expenses
Current income tax	€ (2,355)	€ (2,000)	€ (1,252)
Deferred income taxes	2,277	1,025	661
Total income taxes for the period	€ (78)	€ (975)	€ (591)